Loans - Schedule of Loans (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Bank loans [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		€ 272,388	€ 245,866
Bank loans [Member] | Fixed rate [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		173,845	149,985
Bank loans [Member] | Prime rate (USA) [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		4,258	9,551
Bank loans [Member] | Bank of Israel interest rate [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		€ 7,078	6,379
Bank loans [Member] | Bottom of range [member] | Fixed rate [Member]
Schedule of Loans [Line Items]
Total loans		2.58%
Bank loans [Member] | Bottom of range [member] | Prime rate (USA) [Member]
Schedule of Loans [Line Items]
Total loans		6.75%
Bank loans [Member] | Bottom of range [member] | Bank of Israel interest rate [Member]
Schedule of Loans [Line Items]
Total loans		4.35%
Bank loans [Member] | Top of range [member] | Fixed rate [Member]
Schedule of Loans [Line Items]
Total loans		4.50%
Bank loans [Member] | Top of range [member] | Prime rate (USA) [Member]
Schedule of Loans [Line Items]
Total loans		8.50%
Bank loans [Member] | Top of range [member] | Bank of Israel interest rate [Member]
Schedule of Loans [Line Items]
Total loans		9.10%
Bank loans [Member] | EURIBOR [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		€ 25,304	28,105
Bank loans [Member] | EURIBOR [Member] | Bottom of range [member]
Schedule of Loans [Line Items]
Total loans		2.00%
Bank loans [Member] | EURIBOR [Member] | Top of range [member]
Schedule of Loans [Line Items]
Total loans		6.30%
Bank loans [Member] | Consumer price index in Israel [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		€ 79,138	73,162
Bank loans [Member] | Consumer price index in Israel [Member] | Bottom of range [member]
Schedule of Loans [Line Items]
Total loans		2.75%
Bank loans [Member] | Consumer price index in Israel [Member] | Top of range [member]
Schedule of Loans [Line Items]
Total loans		4.78%
Bank loans [Member] | Non-current Maturities [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		€ 289,623	267,182
Bank loans [Member] | Current Maturities [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		17,235	21,316
Other long-term loans [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		58,457	30,448
Other long-term loans [Member] | Fixed rate [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		€ 28,816	3,816
Other long-term loans [Member] | Bottom of range [member] | Fixed rate [Member]
Schedule of Loans [Line Items]
Total loans		4.50%
Other long-term loans [Member] | Top of range [member] | Fixed rate [Member]
Schedule of Loans [Line Items]
Total loans		5.50%
Other long-term loans [Member] | EURIBOR [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate	[1]	€ 24,450	25,239
Other long-term loans [Member] | EURIBOR [Member] | Bottom of range [member]
Schedule of Loans [Line Items]
Total loans		5.27%
Other long-term loans [Member] | EURIBOR [Member] | Top of range [member]
Schedule of Loans [Line Items]
Total loans		9.10%
Other long-term loans [Member] | Consumer price index in Israel [Member]
Schedule of Loans [Line Items]
Total loans		7.00%
Borrowings, interest rate		€ 8,857	7,259
Other long-term loans [Member] | Current Maturities [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		3,666	5,866
Other long-term loans total [Member] | Non-current Maturities [Member]
Schedule of Loans [Line Items]
Borrowings, interest rate		€ 62,123	€ 36,314

[1]	Loans provided by the minority holders (49%) in Talasol.